Stockholders' (Deficit) Equity - Addtional Information (Details)									3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 19, 2023 USD ($)	Jul. 18, 2023	Jun. 29, 2023	Apr. 19, 2023 USD ($) $ / shares shares	Jun. 29, 2022	Dec. 10, 2021 USD ($) $ / shares shares	Oct. 28, 2021 USD ($) $ / shares shares	Sep. 02, 2021	Jun. 30, 2023 $ / shares shares		Jun. 30, 2022 shares	[1]	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 shares	[1]	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Forward split ratio			0.25		0.25			4.55821					0.25				0.25
Proceeds from initial public offering																		$ 25,378,663
Net proceeds from offering							$ 24,547,086						$ 6,431,615
Warrants to purchase common shares | shares						56,250
Warrants exercise price | $ / shares						$ 16			$ 5				$ 5
Proceeds from warrant exercises						$ 900,000												$ 900,000
Price per share | $ / shares				$ 4													$ 16
Debt Seller | Maestro Health LLC
Subsidiary, Sale of Stock [Line Items]
Percentage of payment on net proceeds of offering until such time as purchase price paid in full				35.00%
Payment on net proceeds of offering until such time as purchase price paid in full				$ 2,294,751
Debt Seller | Maestro Health LLC | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Percentage of payment on net proceeds of offering due amount as purchase price to be paid		50.00%
Payment on net proceeds of offering due amount as purchase price to be paid	$ 1,147,376
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares									1,850,000	[1]			1,850,000	[1]				2,786,826	[2]
Shares issued to vendors in exchange for services (in shares) | shares											5,625		25,000	[1]	5,625		9,375
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares							1,562,500
Proceeds from initial public offering							$ 28,750,000
Share price | $ / shares							$ 16
Over Allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares							234,375
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				1,850,000
Net proceeds from offering				$ 6,400,000
Price per share | $ / shares				$ 4
Gross proceeds from offering				$ 7,400,000

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.
[2]	Reflects 1-for-4 reverse stock split that became effective June 29, 2022. See Note 3 to the consolidated financial statements.